Contract obligations (Details)	Dec. 31, 2021 USD ($)	Dec. 31, 2021 CAD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2020 CAD ($)
Contract obligations
Contract Obligations	$ 0	$ 0	$ 127,507	$ 127,507